Quarterly Results of Operations	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations

12. Quarterly Results of Operations (unaudited)

Following is a summary of the quarterly results of operations for the years ended December 31, 2013 and 2012 (in thousands, except per share amounts):

	March 31, 2013	June 30, 2013	September 30, 2013	December 31, 2013
Total revenue	$279	$248	$4,552	$4,638

Operating expenses:
Research and development	1,984	1,423	1,593	3,884
General and administrative	1,220	1,118	1,463	974
Collaboration arrangement acquisition cost	—	—	15,943	—
Restructuring and asset impairment	7	7	7	6

Total expenses	3,211	2,548	19,006	4,864

Loss from operations	(2,932)	(2,300)	(14,454)	(226)
Interest expense, net	(392)	(406)	(420)	(425)
Other expense	(1)	(4)	—	(4)

Loss before income taxes	(3,325)	(2,710)	(14,874)	(655)
Income tax provision	—	—	—	—

Net loss	$(3,325)	$(2,710)	$(14,874)	$(655)

Basic and diluted net loss per common share	$(0.01)	$(0.01)	$(0.04)	$(0.00)

Shares used in computing basic and diluted net loss per common share	249,941	250,417	374,126	586,391

	March 31, 2012	June 30, 2012	September 30, 2012	December 31, 2012
Total revenues	$282	$240	$262	$223

Operating expenses:
Research and development	786	700	818	1,477
General and administrative	1,083	913	1,013	887
Restructuring and asset impairment	9	9	8	8

Total expenses	1,878	1,622	1,839	2,372

Loss from operations	(1,596)	(1,382)	(1,577)	(2,149)
Interest expense, net	(366)	(379)	(381)	(394)
Other income (expense)	2	—	(4)	—

Loss before income taxes	(1,960)	(1,761)	(1,962)	(2,543)
Income tax provision	(1)	—	—	—

Net loss	$(1,961)	$(1,761)	$(1,962)	$(2,543)

Basic and diluted net loss per common share	$(0.01)	$(0.01)	$(0.01)	$(0.01)

Shares used in computing basic and diluted net loss per common share	197,923	198,406	198,670	201,137